RELATED PARTIES (Details)	12 Months Ended
	Jun. 30, 2018 USD ($) Subsidiary		Jun. 30, 2017 USD ($)		Jun. 30, 2016 USD ($)
Subsidiaries [Abstract]
Number of subsidiaries deregistered | Subsidiary	5
Key Management Personnel [Abstract]
Short-term employee benefits	$ 1,153,314		$ 402,527		$ 442,700
Post-employment benefits	18,876		14,180		26,516
Termination benefits	0		0		6,380
Share-based payments	957,147		359,559		93,772
Total compensation	2,129,337		776,266		562,988
Loans provided to or received from key management personnel	0		0		0
Apollo Group Pty Ltd [Member]
Transactions with related parties of Key Management Personnel [Abstract]
Provision of services provided by separate management entity	180,000		180,000		180,000
Monthly retainer	$ 15,000
Notice period for agreement termination	1 month
Ledger Holdings Pty Ltd [Member]
Transactions with related parties of Key Management Personnel [Abstract]
Provision of services provided by separate management entity	$ 70,000		$ 105,000		$ 70,000
Monthly retainer	$ 5,833
Notice period for agreement termination	2 months
Piedmont Lithium, Inc. [Member]
Subsidiaries [Abstract]
Country of incorporation	United States
Equity interest	100.00%		100.00%		0.00%	[1]
Gaston Land Company, LLC [Member]
Subsidiaries [Abstract]
Country of incorporation	United States
Equity interest	100.00%		0.00%	[2]	0.00%
WCP Gold Pty Ltd [Member]
Subsidiaries [Abstract]
Country of incorporation	Australia
Equity interest	0.00%	[3]	100.00%		100.00%
WCP Copper Pty Ltd [Member]
Subsidiaries [Abstract]
Country of incorporation	Australia
Equity interest	0.00%	[3]	100.00%		100.00%
Mt Phillips Exploration Pty Ltd [Member]
Subsidiaries [Abstract]
Country of incorporation	Australia
Equity interest	0.00%	[3]	100.00%		100.00%
WCP Energy Pty Ltd [Member]
Subsidiaries [Abstract]
Country of incorporation	Australia
Equity interest	0.00%	[3]	100.00%		100.00%
WCP Phosphate Pty Ltd [Member]
Subsidiaries [Abstract]
Country of incorporation	Australia
Equity interest	0.00%	[3]	100.00%		100.00%

[1]	Piedmont Lithium, Inc. was incorporated by the Group on July 18, 2016.
[2]	Gaston Land Company, LLC was incorporated by the Group on October 23, 2017.
[3]	During the 2018 financial year, the Group voluntarily deregistered its five (5) dormant Australian subsidiaries.